Revenue From Contract With Customers - (Schedule of Disaggregation of Revenue) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net revenues	$ 0	$ 0	$ 56,693	$ 31,299
Goods and services transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenues			43,359	22,831
Services transferred over time
Disaggregation of Revenue [Line Items]
Net revenues			13,334	8,468
Antibody therapeutics
Disaggregation of Revenue [Line Items]
Net revenues			49,428	30,277
Cell therapy
Disaggregation of Revenue [Line Items]
Net revenues			2,550	1,012
Synthetic biology
Disaggregation of Revenue [Line Items]
Net revenues			4,715	10
Direct sales channel
Disaggregation of Revenue [Line Items]
Net revenues			53,014	30,182
Distributor channel
Disaggregation of Revenue [Line Items]
Net revenues			$ 3,679	$ 1,117